UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Financial Advisors
Address:  2215 York Road, Suite 306
          Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne M. Woiteshek
Title:    Chief Compliance Officer
Phone:    630-472-1300

Signature, Place, and Date of Signing:

   /s/ Joanne M. Woiteshek            Oak Brook, IL             July 20, 2012
   -----------------------            -------------             -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           61
                                         -----------

Form 13F Information Table Value Total:  $   129,958
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
FEDERATED PRIME CASH SERIES FUND
  Total                                MM       147551105         828     827,968  SH      Sole                              827,968
EGA EMERGING GLOBAL SHS TR EMERGING
GLOBAL SHS INDXX CHINA INFRASTRUCTURE
  Total                                ETF      268461837          16         955  SH      Sole                                  955
FIDELITY CASH RESERVE FUND RETAIL
  CLASS Total                          MM       316067107         163     162,769  SH      Sole                              162,769
FORD MOTOR COMPANY Total               C        345370860           4         400  SH      Sole                                  400
ISHARES COMEX GOLD TR ISHARES Total    WF       464285105         844      54,240  SH      Sole                               54,240
ISHARES MSCI PACIFIC EX-JAPAN Total    ETF      464286665          43       1,047  SH      Sole                                1,047
ISHARES TR DOW JONES SELECT DIV INDEX
  FD Total                             ETF      464287168         121       2,160  SH      Sole                                2,160
ISHARES TR FTSE CHINA 25 INDEX FD
  Total                                ETF      464287184          29         860  SH      Sole                                  860
ISHARES S&P 500 INDEX FD Total         ETF      464287200      27,150     198,538  SH      Sole                              198,538
ISHARES TR BARCLAYS US AGGREGATE BD
  FD Total                             ETF      464287226      28,304     254,301  SH      Sole                              254,301
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD Total               ETF      464287242       6,587      56,015  SH      Sole                               56,015
ISHARES S&P GROWTH INDEX FD Total      ETF      464287309         260       3,543  SH      Sole                                3,543
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                     ETF      464287341          83       2,293  SH      Sole                                2,293
ISHARES TR S&P LATIN AMER 40 INDEX
  FUND Total                           ETF      464287390          45       1,097  SH      Sole                                1,097
ISHARES S&P VALUE INDEX FD Total       ETF      464287408       1,734      27,844  SH      Sole                               27,844
ISHARES TR BARCLAYS 20+ TREAS BD FD
  Total                                ETF      464287432       1,297      10,357  SH      Sole                               10,357
ISHARES TR BARCLAYS 7-10 YR TRES Total ETF      464287440       1,340      12,420  SH      Sole                               12,420
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX
  FD Total                             ETF      464287457       2,858      33,872  SH      Sole                               33,872
ISHARES MSCI EAFE INDEX FUND EFA
  Total                                ETF      464287465       1,558      31,185  SH      Sole                               31,185
ISHARES RUSSELL MIDCAP INDEX FUND
  Total                                ETF      464287499           3          27  SH      Sole                                   27
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                ETF      464287564         815      10,363  SH      Sole                               10,363
ISHARES S&P MIDCAP 400 GROWTH
  INDEX FD Total                       ETF      464287606           4          36  SH      Sole                                   36
ISHARES RUSSELL 2000 VALUE INDEX
  FUND Total                           ETF      464287630      11,940     169,626  SH      Sole                              169,626
ISHARES RUSSELL 2000 INDEX FUND
  Total                                ETF      464287655       1,735      21,813  SH      Sole                               21,813
ISHARES S&P SMALLCAP 600 GROWTH
  INDEX FD Total                       ETF      464287887           4          48  SH      Sole                                   48
ISHARES TR JPMORGAN USD EMERGING
  MKTS BD FD Total                     ETF      464288281           2          17  SH      Sole                                   17
  ISHARES S&P NATIONAL Total           ETF      464288414           7          66  SH      Sole                                   66
ISHARES TRUST - ISHARES FTSE EPRA/
NAREIT GLOBAL REAL ESTATE EX-U.S.
  INDEX FUND Total                     ETF      464288489         114       4,012  SH      Sole                                4,012
ISHARES TR BARCLAYS 1-3 YR CR BD
  FD Total                             ETF      464288646         107       1,023  SH      Sole                                1,023
ISHARES TR SP US PFD Total             ETF      464288687       2,099      53,780  SH      Sole                               53,780
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUND Total    ETF      464288695          52         930  SH      Sole                                  930
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                     ETF      464288877      10,244     241,258  SH      Sole                              241,258
MOTOROLA INC COM NEW Total             C        620076307           1          20  SH      Sole                                   20
RUSSELL EXCHANGE TRADED FDS TR
  LOW P/E ETF Total                    ETF      782474696           5         106  SH      Sole                                  106
RUSSELL EXCHANGE TRADED FDS TR
  EQUITY INCOME ETF Total              ETF      782474712          13         257  SH      Sole                                  257
RUSSELL EXCHANGE TRADED FDS TR
GROWTH AT A REASONABLE PRICE ETF
  Total                                ETF      782474738           8         168  SH      Sole                                  168
RUSSELL EXCHANGE TRADED FDS TR
  CONSISTENT GROWTH ETF Total          ETF      782474746           5          98  SH      Sole                                   98
VANGUARD DIVIDEND APPRECIATION
  VIPERS Total                         ETF      921908844      14,526     256,239  SH      Sole                              256,239
VANGUARD HIGH DIVIDE Total             ETF      921946406          69       1,434  SH      Sole                                1,434
VANGUARD INTL EQUITY FDS FTSE ALL
WORLD EX USA SMALL CAP INDEX FD
ETF SHS Total                          ETF      922042718           4          44  SH      Sole                                   44
VANGUARD INTL EQUITY INDEX FDS
  MSCI EMERGING MKTS ETF Total         ETF      922042858         192       4,815  SH      Sole                                4,815
VANGUARD LARGE-CAP VIPERS Total        ETF      922908637         973      15,667  SH      Sole                               15,667
WELLS FARGO & CO NEW COM Total         C        949746101         114       3,404  SH      Sole                                3,404
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total      ETF      18383Q507         242      11,826  SH      Sole                               11,826
CURRENCYSHARES EURO TRUST EURO
  CURRENCY SHARES Total                ETF      23130C108           1           6  SH      Sole                                    6
DWS MON MKT PRIME SERIES- DWS
  MON MKT FUND Total                   MM       23339A101         163     162,757  SH      Sole                              162,757
ISHARES SILVER TRUST Total             WF       46428Q109         128       4,810  SH      Sole                                4,810
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS Total       MM       60934N682         163     162,749  SH      Sole                              162,749
SPDR INDEX SHS FDS S&P EMERGING ASIA
  PAC ETF Total                        ETF      78463X301          50         721  SH      Sole                                  721
ST SPDR SP BRIC 40 Total               ETF      78463X798         119       5,495  SH      Sole                                5,495
SPDR SER TR WELLS FARGO PFD STOCK ETF
  Total                                ETF      78464A292          10         231  SH      Sole                                  231
SPDR SER TR S&P 600 SMALL CAP VALUE
  ETF Total                            ETF      78464A300          10         147  SH      Sole                                  147
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF Total   ETF      78464A490         115       1,946  SH      Sole                                1,946
SPDR LEHMAN INT'L TREASURY BOND ETF
  Total                                ETF      78464A516       8,968     151,669  SH      Sole                              151,669
SELECT SECTOR SPDR FD HEALTH CARE
  Total                                ETF      81369Y209         478      12,569  SH      Sole                               12,569
CONSUMER STAPLES SPDR Total            ETF      81369Y308         291       8,363  SH      Sole                                8,363
ENERGY SELECT SECTOR SPDR FUND Total   ETF      81369Y506       1,034      15,577  SH      Sole                               15,577
UTILITIES SELECT SECTOR SPDR FUND
  Total                                ETF      81369Y886          52       1,407  SH      Sole                                1,407
VANGUARD INTERMEDIATE TERM CORP
  BOND INDEX FD ETF Total              ETF      92206C870         172       2,016  SH      Sole                                2,016
VISA INC COM CL A Total                C        92826C839          11          85  SH      Sole                                   85
WISDOMETREE TR HIGH YIELDING EQUITY
  FD Total                             TF       97717W208       1,652      35,958  SH      Sole                               35,958